Long Term Debt - Issuance of Senior Notes (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended			11 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Nov. 30, 2009 Issuance of Convertible Unsecured Senior Notes in April 2010 (Member)	Nov. 30, 2009 Issuance of Convertible Unsecured Senior Notes in November 2009 (Member)	Jun. 30, 2012 Own Share Lending Agreement [Member]	Jun. 30, 2011 Own Share Lending Agreement [Member]	Dec. 31, 2011 Own Share Lending Agreement [Member]	Dec. 31, 2010 Own Share Lending Agreement [Member]	Apr. 30, 2010 Own Share Lending Agreement [Member]	Jun. 30, 2012 Expenses Related To Convertible Unsecured Senior Notes (Member)	Jun. 30, 2011 Expenses Related To Convertible Unsecured Senior Notes (Member)	Dec. 31, 2011 Expenses Related To Convertible Unsecured Senior Notes (Member)
Senior notes interest rate											5.00%
Number of common shares loaned										36,100,000
Nominal lending fee per share										$ 0.01
Outstanding loaned shares, fair value						$ 54,969		$ 70,200
Treasury Stock, Shares, Acquired						10,000,000		1,000,000
Debt Instrument Interest Rate Without Share Lending Agreement										5.50%
Share lending agreement, fair value										14,476
Amortization of issuance costs associated with the share lending agreement						1,483	1,476
Unamortized balance of own share lending agreement issuance costs						7,206		8,690
Unamortized discount	169,963		192,183								109,266		127,887
Senior notes conversion price						$ 6.9			$ 7.19
Interest and finance costs(Note 19)	108,253	64,459									36,121	33,760
Amortization of convertible notes discount	18,621	16,260									18,621	16,260
Interest on long-term debt	99,100	62,593									17,500	17,500
Carrying amount of liability	4,194,774		4,241,835								590,734		572,113
Debt Instrument, Face Amount				$ 240,000	$ 460,000
Debt Instrument, Convertible, Effective Interest Rate				14.00%	12.00%